Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Accounts Receivable [Abstract]
Schedule of Accounts Receivable	As of June 30, 2026 and December 31, 2025, accounts receivable consisted of the following:
	As of June 30, 2026	As of December 31, 2025
Accounts receivable	$106,397	$79,681